Shareholders' equity	12 Months Ended
Mar. 28, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity	Shareholders’ equity
The authorized and issued share capital of the Company are as follows:
Authorized
The authorized share capital of the Company consists of an unlimited number of subordinate voting shares without par value, an unlimited number of multiple voting shares without par value, and an unlimited number of preferred shares without par value, issuable in series.
Issued
Multiple voting shares - Holders of the multiple voting shares are entitled to 10 votes per multiple voting share. Multiple voting shares are convertible at any time at the option of the holder into one subordinate voting share. The multiple voting shares will automatically be converted into subordinate voting shares when they cease to be owned by one of the principal shareholders. In addition, the multiple voting shares of either of the principal shareholders will automatically be converted to subordinate voting shares at such time as the beneficial ownership of that shareholder falls below 15% of the outstanding subordinate voting shares and multiple voting shares outstanding, or additionally, in the case of DTR, when the current President and Chief Executive Officer no longer serves as a director of the Company or in a senior management position.
Subordinate voting shares - Holders of the subordinate voting shares are entitled to one vote per subordinate voting share.
The rights of the subordinate voting shares and the multiple voting shares are substantially identical, except for voting and conversion. Subject to the prior rights of any preferred shares, the holders of subordinate and multiple voting shares participate equally in any dividends declared and share equally in any distribution of assets on liquidation, dissolution, or winding up.
Share capital transactions for the year ended March 28, 2021
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 29, 2020	51,004,076	1.4	58,999,182	113.3	110,003,258	114.7
Exercise of stock options	—	—	422,511	5.8	422,511	5.8
Settlement of RSUs	—	—	13,386	—	13,386	—
March 28, 2021	51,004,076	1.4	59,435,079	119.1	110,439,155	120.5
Share capital transactions for the year ended March 29, 2020
Normal course issuer bid
The Board of Directors authorized the Company to initiate a normal course issuer bid, in accordance with the requirements of the Toronto Stock Exchange, to purchase up to 1,600,000 subordinate voting shares over the 12-month period from May 31, 2019 to May 30, 2020. Purchased subordinate voting shares will be cancelled.
During the year ended March 29, 2020, the Company purchased 853,500 shares for cancellation at an average price per share of $45.35 for total cash consideration of $38.7m. The amount paid to purchase subordinate voting shares has been charged to share capital at the average share capital amount per share outstanding of $1.6m, with the remaining $37.1m charged to retained earnings.
The transactions affecting the issued and outstanding share capital of the Company in the year ended March 29, 2020 are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 31, 2019	51,004,076	1.4	59,106,998	111.2	110,111,074	112.6
Purchase of subordinate voting shares	—	—	(853,500)	(38.7)	(853,500)	(38.7)
Excess of purchase price over average share capital amount	—	—	—	37.1	—	37.1
Exercise of stock options	—	—	742,134	3.7	742,134	3.7
Settlement of RSUs	—	—	3,550	—	3,550	—
March 29, 2020	51,004,076	1.4	58,999,182	113.3	110,003,258	114.7
Share capital transactions for the year ended March 31, 2019
Secondary offerings
On June 21, 2018, the Company completed a secondary offering of 10,000,000 subordinate voting shares sold by the principal shareholders and a member of management. The Company received no proceeds from the sale of shares.
In connection with the secondary offering:
a)The principal shareholders converted 9,900,000 multiple voting shares into subordinate voting shares, which were then sold to the public.
b)One member of management exercised stock options to purchase 100,000 subordinate voting shares, which were then sold to the public.
c)The Company incurred transaction costs for the secondary offering in the amount of $1.2m that are included in SG&A expenses in the year ended March 31, 2019.
On November 26, 2018, the Company completed a secondary offering of 10,000,000 subordinate voting shares sold by the principal shareholders and a member of the Board of Directors. The Company received no proceeds from the sale of shares.
In connection with the secondary offering:
a)The principal shareholders converted 9,990,000 multiple voting shares into subordinate voting shares, which were then sold to the public.
b)A member of the Board of Directors sold 10,000 subordinate voting shares.
c)The Company incurred transaction costs for the secondary offering in the amount of $0.6m that are included in selling, general and administrative expenses in the year ended March 31, 2019.
The transactions affecting the issued and outstanding share capital of the Company in the year ended March 31, 2019 are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 31, 2018	70,894,076	1.9	37,497,549	104.2	108,391,625	106.1
Issuance of subordinate voting shares in business combination	—	—	16,946	1.5	16,946	1.5
Convert multiple voting shares to subordinate voting shares	(19,890,000)	(0.5)	19,890,000	0.5	—	—
Exercise of stock options	—	—	1,702,503	5.0	1,702,503	5.0
March 31, 2019	51,004,076	1.4	59,106,998	111.2	110,111,074	112.6